Allowance for loan losses	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable, Allowance Abstract
Allowance for loan losses

Note 13 – Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the allowance for loan losses.

The Corporation’s assessment of the allowance for loan losses is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the allowance for loan losses on purchased impaired loans and purchased loans accounted for under ASC Subtopic 310-30, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination for general reserves of the allowance for loan losses includes the following principal factors:

  Base net loss rates, which are based on the moving average of annualized net loss rates computed over a 5-year historical loss period for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios.  The base net loss rates are applied by loan type and by legal entity.
  Recent loss trend adjustment, which replaces the base loss rate with a 12-month average loss rate, when these trends are higher than the respective base loss rates. The objective of this adjustment is to allow for a more recent loss trend to be captured and reflected in the ALLL estimation process.

For the period ended December 31, 2015, 15% (December 31, 2014- 50%) of the ALLL for BPPR non-covered loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the commercial and industrial, mortgage, and commercial multi-family loan portfolios for 2015, and in the commercial multi-family, commercial and industrial, personal and auto loan portfolios for 2014.

For the period ended December 31, 2015, 4% (December 31, 2014 - 21%) of the ALLL for BPNA loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was concentrated in the consumer loan portfolio for 2015 and in the commercial and industrial loan portfolio for 2014.

Environmental factors, which include credit and macroeconomic indicators such as unemployment rate, economic activity index and delinquency rates, adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Regression analysis is used to select these indicators and quantify the effect on the general reserve of the allowance for loan losses.

During the second quarter of 2015, management completed the annual review of the components of the ALLL models. As part of this review management updated core metrics and revised certain components related to the estimation process for evaluating the adequacy of the general reserve of the allowance for loan losses. These enhancements to the ALLL methodology, which are described in the paragraphs below, were implemented as of June 30, 2015 and resulted in a net decrease to the allowance for loan losses of $ 1.9 million for the non-covered portfolio. The effect of the aforementioned enhancements was immaterial for the covered loans portfolio.

Management made the following principal enhancements to the methodology during the second quarter of 2015:

  Increased the historical look-back period for determining the base loss rates for commercial and construction loans. The Corporation increased the look-back period for assessing historical loss trends applicable to the determination of commercial and construction loan net charge-offs from 36 months to 60 months. Given the current overall commercial and construction credit quality improvements, including lower loss trends, management concluded that a 60-month look-back period for the base loss rates aligns the Corporation’s allowance for loan losses methodology to maintain adequate loss observations in its main general reserve component.

The combined effect of the aforementioned enhancements to the base loss rates resulted in an increase to the allowance for loan losses of $19.6 million at June 30, 2015, of which $17.9 million related to the non-covered BPPR segment and $1.7 million related to the BPNA segment.

  Annual review and recalibration of the environmental factors adjustment. The environmental factor adjustments are developed by performing regression analyses on selected credit and economic indicators for each applicable loan segment.  During the second quarter of 2015, the environmental factor models used to account for changes in current credit and macroeconomic conditions were reviewed and recalibrated based on the latest applicable trends.

The combined effect of the aforementioned recalibration and enhancements to the environmental factors adjustment resulted in a decrease to the allowance for loan losses of $21.5 million at June 30, 2015, of which $20.5 million related to the non-covered BPPR segment and $1 million related to the BPNA segment.

The following tables present the changes in the allowance for loan losses for the years ended December 31, 2015 and 2014.

For the year ended December 31, 2015
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$201,589	$5,483	$120,860	$7,131	$154,072	$489,135
Provision (reversal of provision)	88,680	(2,836)	57,876	7,165	65,947	216,832
Charge-offs	(105,716)	(13,628)	(53,296)	(5,561)	(110,384)	(288,585)
Recoveries	31,826	14,514	2,305	2,258	26,508	77,411
Net write-downs related to loans transferred to held-for-sale	(37,907)	-	-	-	-	(37,907)
Allowance transferred from covered loans	8,453	1,424	582	-	2,578	13,037
Ending balance	$186,925	$4,957	$128,327	$10,993	$138,721	$469,923

For the year ended December 31, 2015
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$30,871	$7,202	$40,948	$-	$3,052	$82,073
Provision (reversal of provision)	10,115	15,150	(1,011)	-	(234)	24,020
Charge-offs	(37,936)	(25,086)	(6,158)	-	(853)	(70,033)
Recoveries	6,504	4,700	930	-	842	12,976
Net write-downs related to loans transferred to held-for-sale	(1,101)	(542)	(160)	-	(20)	(1,823)
Allowance transferred to non-covered loans	(8,453)	(1,424)	(582)	-	(2,578)	(13,037)
Ending balance	$-	$-	$33,967	$-	$209	$34,176

For the year ended December 31, 2015
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584
Provision (reversal of provision)	(3,582)	2,725	(1,727)	(3,017)	6,227	626
Charge-offs	(1,452)	-	(1,670)	(2,019)	(9,507)	(14,648)
Recoveries	5,294	-	391	4,779	3,858	14,322
Net recovery (write-down) related to loans transferred to held-for-sale	-	-	5,529	-	(3,401)	2,128
Ending balance	$9,908	$3,912	$4,985	$2,687	$11,520	$33,012

For the year ended December 31, 2015
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792
Provision (reversal of provision)	95,213	15,039	55,138	(3,017)	7,165	71,940	241,478
Charge-offs	(145,104)	(38,714)	(61,124)	(2,019)	(5,561)	(120,744)	(373,266)
Recoveries	43,624	19,214	3,626	4,779	2,258	31,208	104,709
Net (write-down) recovery related to loans transferred to held-for-sale	(39,008)	(542)	5,369	-	-	(3,421)	(37,602)
Ending balance	$196,833	$8,869	$167,279	$2,687	$10,993	$150,450	$537,111

For the year ended December 31, 2014
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$128,150	$5,095	$130,330	$10,622	$152,578	$426,775
Provision (reversal of provision)	112,821	(3,121)	34,530	470	98,149	242,849
Charge-offs	(70,402)	(1,722)	(45,389)	(6,028)	(122,400)	(245,941)
Recoveries	31,020	5,231	1,389	2,067	25,745	65,452
Ending balance	$201,589	$5,483	$120,860	$7,131	$154,072	$489,135

For the year ended December 31, 2014
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$42,198	$19,491	$36,006	$-	$4,397	$102,092
Provision (reversal of provision)	21,579	15,397	13,384	-	(4,225)	46,135
Charge-offs	(34,741)	(36,223)	(9,156)	-	2,589	(77,531)
Recoveries	1,835	8,537	714	-	291	11,377
Ending balance	$30,871	$7,202	$40,948	$-	$3,052	$82,073

For the year ended December 31, 2014
U.S. Mainland - Continuing Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$24,930	$214	$26,599	$11,335	$19,205	$82,283
Allowance transferred from discontinued operations	7,984	-	-	-	-	7,984
Provision (reversal of provision)	(2,979)	736	(15,410)	(8,611)	7,414	(18,850)
Charge-offs	(16,628)	-	(3,517)	(8,071)	(15,948)	(44,164)
Recoveries	15,523	237	2,321	17,141	3,783	39,005
Net (write-down) recovery related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	(111)	(35,674)
Ending balance	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

For the year ended December 31, 2014
U.S. Mainland - Discontinued Operations

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$21,902	$33	$-	$2,369	$5,101	$29,405
Allowance transferred to continuing operations	(7,984)	-	-	-	-	(7,984)
Provision (reversal of provision)	(2,831)	(226)	-	(1,812)	(1,895)	(6,764)
Charge-offs	(2,995)	-	-	(557)	(900)	(4,452)
Recoveries	8,283	220	-	1,400	94	9,997
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	(2,400)	(20,202)
Ending balance	$-	$-	$-	$-	$-	$-

For the year ended December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555
Provision (reversal of provision)	128,590	12,786	32,504	(10,423)	470	99,443	263,370
Charge-offs	(124,766)	(37,945)	(58,062)	(8,628)	(6,028)	(136,659)	(372,088)
Recoveries	56,661	14,225	4,424	18,541	2,067	29,913	125,831
Net write-down related to loans transferred to LHFS	(19,182)	-	(7,531)	(8,850)	-	(111)	(35,674)
Net write-downs related to loans transferred to discontinued operations	(16,375)	(27)	-	(1,400)	-	(2,400)	(20,202)
Ending balance	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

The following table provides the activity in the allowance for loan losses related to Westernbank loans accounted for pursuant to ASC Subtopic 310-30.

	ASC 310-30 Westernbank loans
	For the years ended
(In thousands)	December 31, 2015	December 31, 2014
Balance at beginning of period	$78,846	$93,915
Provision for loan losses	46,643	48,559
Net charge-offs	(61,926)	(63,628)
Balance at end of period	$63,563	$78,846

The following tables present information at December 31, 2015 and December 31, 2014 regarding loan ending balances and the allowance for loan losses by portfolio segment and whether such loans and the allowance pertains to loans individually or collectively evaluated for impairment.

At December 31, 2015
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$49,243	$264	$42,965	$573	$23,478	$116,523
General ALLL non-covered loans	137,682	4,693	85,362	10,420	115,243	353,400
ALLL - non-covered loans	186,925	4,957	128,327	10,993	138,721	469,923
Specific ALLL covered loans	-	-	-	-	-	-
General ALLL covered loans	-	-	33,967	-	209	34,176
ALLL - covered loans	-	-	33,967	-	209	34,176
Total ALLL	$186,925	$4,957	$162,294	$10,993	$138,930	$504,099

Loans held-in-portfolio:
Impaired non-covered loans	$337,133	$2,481	$465,117	$2,404	$109,660	$916,795
Non-covered loans held-in-portfolio
excluding impaired loans	7,031,086	98,467	5,662,374	625,246	3,236,642	16,653,815
Non-covered loans held-in-portfolio	7,368,219	100,948	6,127,491	627,650	3,346,302	17,570,610
Impaired covered loans	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	-	-	627,102	-	19,013	646,115
Covered loans held-in-portfolio	-	-	627,102	-	19,013	646,115
Total loans held-in-portfolio	$7,368,219	$100,948	$6,754,593	$627,650	$3,365,315	$18,216,725

At December 31, 2015
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$1,064	$-	$485	$1,549
General ALLL	9,908	3,912	3,921	2,687	11,035	31,463
Total ALLL	$9,908	$3,912	$4,985	$2,687	$11,520	$33,012

Loans held-in-portfolio:
Impaired loans	$-	$-	$6,815	$-	$2,176	$8,991
Loans held-in-portfolio,
excluding impaired loans	2,730,944	580,158	901,775	64,436	489,201	4,766,514
Total loans held-in-portfolio	$2,730,944	$580,158	$908,590	$64,436	$491,377	$4,775,505

At December 31, 2015
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$49,243	$264	$44,029	$-	$573	$23,963	$118,072
General ALLL non-covered loans	147,590	8,605	89,283	2,687	10,420	126,278	384,863
ALLL - non-covered loans	196,833	8,869	133,312	2,687	10,993	150,241	502,935
Specific ALLL covered loans	-	-	-	-	-	-	-
General ALLL covered loans	-	-	33,967	-	-	209	34,176
ALLL - covered loans	-	-	33,967	-	-	209	34,176
Total ALLL	$196,833	$8,869	$167,279	$2,687	$10,993	$150,450	$537,111

Loans held-in-portfolio:
Impaired non-covered loans	$337,133	$2,481	$471,932	$-	$2,404	$111,836	$925,786
Non-covered loans held-in-portfolio
excluding impaired loans	9,762,030	678,625	6,564,149	64,436	625,246	3,725,843	21,420,329
Non-covered loans held-in-portfolio	10,099,163	681,106	7,036,081	64,436	627,650	3,837,679	22,346,115
Impaired covered loans	-	-	-	-	-	-	-
Covered loans held-in-portfolio
excluding impaired loans	-	-	627,102	-	-	19,013	646,115
Covered loans held-in-portfolio	-	-	627,102	-	-	19,013	646,115
Total loans held-in-portfolio	$10,099,163	$681,106	$7,663,183	$64,436	$627,650	$3,856,692	$22,992,230

At December 31, 2014
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$45,838	$770	$27,796	$139,503
General ALLL non-covered loans	136,853	5,120	75,022	6,361	126,276	349,632
ALLL - non-covered loans	201,589	5,483	120,860	7,131	154,072	489,135
Specific ALLL covered loans	5	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	3,052	82,073
Total ALLL	$232,460	$12,685	$161,808	$7,131	$157,124	$571,208

Loans held-in-portfolio:
Impaired non-covered loans	$356,911	$13,268	$431,569	$3,023	$115,759	$920,530
Non-covered loans held-in-portfolio
excluding impaired loans	6,017,892	146,116	5,018,932	561,366	3,273,278	15,017,584
Non-covered loans held-in-portfolio	6,374,803	159,384	5,450,501	564,389	3,389,037	15,938,114
Impaired covered loans	4,487	2,419	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	34,559	2,542,662
Total loans held-in-portfolio	$7,989,584	$229,720	$6,273,487	$564,389	$3,423,596	$18,480,776

At December 31, 2014
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$273	$-	$365	$638
General ALLL	9,648	1,187	2,189	2,944	13,978	29,946
Total ALLL	$9,648	$1,187	$2,462	$2,944	$14,343	$30,584

Loans held-in-portfolio:
Impaired loans	$250	$-	$4,255	$-	$1,973	$6,478
Loans held-in-portfolio,
excluding impaired loans	1,759,214	92,436	1,048,130	80,818	479,261	3,459,859
Total loans held-in-portfolio	$1,759,464	$92,436	$1,052,385	$80,818	$481,234	$3,466,337

At December 31, 2014
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$64,736	$363	$46,111	$-	$770	$28,161	$140,141
General ALLL non-covered loans	146,501	6,307	77,211	2,944	6,361	140,254	379,578
ALLL - non-covered loans	211,237	6,670	123,322	2,944	7,131	168,415	519,719
Specific ALLL covered loans	5	-	-	-	-	-	5
General ALLL covered loans	30,866	7,202	40,948	-	-	3,052	82,068
ALLL - covered loans	30,871	7,202	40,948	-	-	3,052	82,073
Total ALLL	$242,108	$13,872	$164,270	$2,944	$7,131	$171,467	$601,792

Loans held-in-portfolio:
Impaired non-covered loans	$357,161	$13,268	$435,824	$-	$3,023	$117,732	$927,008
Non-covered loans held-in-portfolio
excluding impaired loans	7,777,106	238,552	6,067,062	80,818	561,366	3,752,539	18,477,443
Non-covered loans held-in-portfolio	8,134,267	251,820	6,502,886	80,818	564,389	3,870,271	19,404,451
Impaired covered loans	4,487	2,419	-	-	-	-	6,906
Covered loans held-in-portfolio
excluding impaired loans	1,610,294	67,917	822,986	-	-	34,559	2,535,756
Covered loans held-in-portfolio	1,614,781	70,336	822,986	-	-	34,559	2,542,662
Total loans held-in-portfolio	$9,749,048	$322,156	$7,325,872	$80,818	$564,389	$3,904,830	$21,947,113

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2015 and December 31, 2014.

December 31, 2015
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$102,199	$106,466	$30,980	$13,779	$23,896	$115,978	$130,362	$30,980
Commercial real estate owner occupied	118,253	137,193	12,564	38,955	63,383	157,208	200,576	12,564
Commercial and industrial	42,043	43,629	5,699	21,904	32,922	63,947	76,551	5,699
Construction	2,481	7,878	264	-	-	2,481	7,878	264
Mortgage	424,885	468,240	42,965	40,232	45,881	465,117	514,121	42,965
Leasing	2,404	2,404	573	-	-	2,404	2,404	573
Consumer:
Credit cards	38,734	38,734	6,675	-	-	38,734	38,734	6,675
Personal	68,509	68,509	16,365	-	-	68,509	68,509	16,365
Auto	1,893	1,893	338	-	-	1,893	1,893	338
Other	524	525	100	-	-	524	525	100
Total Puerto Rico	$801,925	$875,471	$116,523	$114,870	$166,082	$916,795	$1,041,553	$116,523

December 31, 2015
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$4,143	$5,018	$1,064	$2,672	$3,574	$6,815	$8,592	$1,064
Consumer:
HELOCs	778	796	259	783	783	1,561	1,579	259
Personal	534	534	226	81	81	615	615	226
Total U.S. mainland	$5,455	$6,348	$1,549	$3,536	$4,438	$8,991	$10,786	$1,549

December 31, 2015
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$102,199	$106,466	$30,980	$13,779	$23,896	$115,978	$130,362	$30,980
Commercial real estate owner occupied	118,253	137,193	12,564	38,955	63,383	157,208	200,576	12,564
Commercial and industrial	42,043	43,629	5,699	21,904	32,922	63,947	76,551	5,699
Construction	2,481	7,878	264	-	-	2,481	7,878	264
Mortgage	429,028	473,258	44,029	42,904	49,455	471,932	522,713	44,029
Leasing	2,404	2,404	573	-	-	2,404	2,404	573
Consumer:
Credit Cards	38,734	38,734	6,675	-	-	38,734	38,734	6,675
HELOCs	778	796	259	783	783	1,561	1,579	259
Personal	69,043	69,043	16,591	81	81	69,124	69,124	16,591
Auto	1,893	1,893	338	-	-	1,893	1,893	338
Other	524	525	100	-	-	524	525	100
Total Popular, Inc.	$807,380	$881,819	$118,072	$118,406	$170,520	$925,786	$1,052,339	$118,072

December 31, 2014
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	23,965	31,722	169,598	179,926	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	395,911	426,502	45,838	35,658	39,248	431,569	465,750	45,838
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	525	525	101	-	-	525	525	101
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Puerto Rico	$829,807	$889,977	$139,508	$97,629	$128,490	$927,436	$1,018,467	$139,508

December 31, 2014
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial and industrial	$-	$-	$-	$250	$250	$250	$250	$-
Mortgage	3,049	3,443	273	1,206	2,306	4,255	5,749	273
Consumer:
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Other	3	3	3	84	-	87	3	3
Total U.S. mainland	$4,147	$4,541	$638	$2,331	$3,347	$6,478	$7,888	$638

December 31, 2014
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial real estate non-owner occupied	$50,324	$53,154	$5,182	$7,929	$7,929	$58,253	$61,083	$5,182
Commercial real estate owner occupied	114,163	127,855	16,770	14,897	16,110	129,060	143,965	16,770
Commercial and industrial	145,633	148,204	42,784	24,215	31,972	169,848	180,176	42,784
Construction	2,575	7,980	363	10,693	28,994	13,268	36,974	363
Mortgage	398,960	429,945	46,111	36,864	41,554	435,824	471,499	46,111
Leasing	3,023	3,023	770	-	-	3,023	3,023	770
Consumer:
Credit Cards	41,477	41,477	8,023	-	-	41,477	41,477	8,023
HELOCs	1,095	1,095	362	791	791	1,886	1,886	362
Personal	71,825	71,825	19,410	-	-	71,825	71,825	19,410
Auto	1,932	1,932	262	-	-	1,932	1,932	262
Other	528	528	104	84	-	612	528	104
Covered loans	2,419	7,500	5	4,487	4,487	6,906	11,987	5
Total Popular, Inc.	$833,954	$894,518	$140,146	$99,960	$131,837	$933,914	$1,026,355	$140,146

The following tables present the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2015 and 2014.

For the years ended December 31, 2015
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$606	$-	$-	$-	$606	$-
Commercial real estate non-owner occupied	107,442	5,062	-	-	107,442	5,062
Commercial real estate owner occupied	138,651	6,936	-	-	138,651	6,936
Commercial and industrial	121,315	4,001	50	-	121,365	4,001
Construction	6,350	88	-	-	6,350	88
Mortgage	450,122	16,128	5,279	89	455,401	16,217
Legacy	-	-	509	-	509	-
Leasing	2,710	-	-	-	2,710	-
Consumer:
Credit cards	40,239	-	-	-	40,239	-
HELOCs	-	-	1,660	-	1,660	-
Personal	70,046	-	427	-	70,473	-
Auto	2,005	-	-	-	2,005	-
Other	561	-	17	-	578	-
Covered loans	3,527	153	-	-	3,527	153
Total Popular, Inc.	$943,574	$32,368	$7,942	$89	$951,516	$32,457

For the years ended December 31, 2014
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$1,539	$-	$2,657	$-	$4,196	$-
Commercial real estate non-owner occupied	70,154	2,719	9,264	-	79,418	2,719
Commercial real estate owner occupied	114,893	3,994	5,778	-	120,671	3,994
Commercial and industrial	130,940	7,852	955	-	131,895	7,852
Construction	18,418	-	1,133	-	19,551	-
Mortgage	415,188	19,319	33,686	1,187	448,874	20,506
Legacy	-	-	2,920	-	2,920	-
Leasing	2,747	-	-	-	2,747	-
Consumer:
Credit cards	42,345	-	-	-	42,345	-
HELOCs	-	-	1,768	-	1,768	-
Personal	74,593	-	-	-	74,593	-
Auto	1,884	-	52	-	1,936	-
Other	748	-	452	-	1,200	-
Covered loans	8,763	469	-	-	8,763	469
Total Popular, Inc.	$882,212	$34,353	$58,665	$1,187	$940,877	$35,540

Modifications

Troubled debt restructurings related to non-covered loan portfolios amounted to $ 1.2 billion at December 31, 2015 (December 31, 2014 - $ 1.1 billion). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings amounted $11 million related to the commercial loan portfolio and none in the construction loan portfolio at December 31, 2015 (December 31, 2014 - $5 million and $1 million, respectively).

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession. For a summary of the accounting policy related to TDRs, refer to the summary of significant accounting policies included in Note 2 to these consolidated financial statements.

Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting evergreen revolving credit lines to long-term loans. Commercial real estate (“CRE”), which includes multifamily, owner-occupied and non-owner occupied CRE, and construction loans modified in a TDR often involve reducing the interest rate for a limited period of time or the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or reductions in the payment plan. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers’ financial needs for a period of time, normally five years to ten years. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly.

Home equity loans modifications are made infrequently and are not offered if the Corporation also holds the first mortgage. Home equity loans modifications are uniquely designed to meet the specific needs of each borrower. Automobile loans modified in a TDR are primarily comprised of loans where the Corporation has lowered monthly payments by extending the term. Credit cards modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers’ financial needs for a period of time, normally up to 24 months.

As part of its NPL reduction strategy and in order to expedite the resolution of delinquent construction and commercial loans, commencing in 2012, the Corporation routinely enters into liquidation agreements with borrowers and guarantors through the regular legal process, bankruptcy procedures and in certain occasions, out of court transactions. These liquidation agreements, in general, contemplate the following conditions: (1) consent to judgment by the borrowers and guarantors; (2) acknowledgement by the borrower of the debt, its liquidity and maturity; and (3) acknowledgment of the default in payments. The contractual interest rate is not reduced and continues to accrue during the term of the agreement. At the end of the period, the borrower is obligated to remit all amounts due or be subject to the Corporation’s exercise of its foreclosure rights and further collection efforts. Likewise, the borrower’s failure to make stipulated payments will grant the Corporation the ability to exercise its foreclosure rights. This strategy tends to expedite the foreclosure process, resulting in a more effective and efficient collection process. Although in general, these liquidation agreements do not contemplate the forgiveness of principal or interest as debtor is required to cover all outstanding amounts when the agreement becomes due, it could be construed that the Corporation has granted a concession by temporarily accepting a payment schedule that is different from the contractual payment schedule. Accordingly, loans under these program agreements are considered TDRs.

Loans modified in a TDR that are not accounted pursuant to ASC Subtopic 310-30 are typically already in non-accrual status at the time of the modification and partial charge-offs have in some cases already been taken against the outstanding loan balance. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (generally at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans modified in a TDR may have the financial effect to the Corporation of increasing the specific allowance for loan losses associated with the loan. Consumer and residential mortgage loans modified under the Corporation’s loss mitigation programs that are determined to be TDRs are individually evaluated for impairment based on an analysis of discounted cash flows.

For consumer and mortgage loans that are modified with regard to payment terms and which constitute TDRs, the discounted cash flow value method is used as the impairment valuation is more appropriately calculated based on the ongoing cash flow from the individuals rather than the liquidation of the asset. The computations give consideration to probability of defaults and loss-given-foreclosure on the related estimated cash flows.

Commercial and construction loans that have been modified as part of loss mitigation efforts are evaluated individually for impairment. The vast majority of the Corporation’s modified commercial loans are measured for impairment using the estimated fair value of the collateral, as these are normally considered as collateral dependent loans. The Corporation may also measure commercial loans at their estimated realizable values determined by discounting the expected future cash flows. Construction loans that have been modified are also accounted for as collateral dependent loans. The Corporation determines the fair value measurement dependent upon its exit strategy for the particular asset(s) acquired in foreclosure.

The following tables present the non-covered and covered loans classified as TDRs according to their accruing status at December 31, 2015 and December 31, 2014.

	Popular, Inc.
	Non-Covered Loans
	December 31, 2015				December 31, 2014
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Commercial	$166,415	$88,117	$254,532	$37,355	$153,380	$150,069	$303,449	$57,465
Construction	221	2,259	2,480	264	453	5,488	5,941	363
Mortgage	644,013	130,483	774,496	44,029	556,346	116,465	672,811	46,111
Leases	1,791	609	2,400	573	775	2,248	3,023	770
Consumer	104,630	12,805	117,435	23,963	107,530	14,848	122,378	28,161
Total	$917,070	$234,273	$1,151,343	$106,184	$818,484	$289,118	$1,107,602	$132,870

	Popular, Inc.
	Covered Loans
	December 31, 2015				December 31, 2014
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Commercial	$-	$-	$-	$-	$1,689	$3,257	$4,946	$-
Construction	-	-	-	-	-	2,419	2,419	-
Mortgage	3,328	3,268	6,596	-	3,629	3,990	7,619	-
Consumer	-	-	-	-	26	5	31	-
Total	$3,328	$3,268	$6,596	$-	$5,344	$9,671	$15,015	$-

The following tables present the loan count by type of modification for those loans modified in a TDR during the years ended December 31, 2015 and 2014.

Puerto Rico
For the year ended December 31, 2015
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	9	12	-	-
Commercial real estate owner occupied	39	20	-	-
Commercial and industrial	32	18	-	-
Construction	1	1	-	-
Mortgage	57	53	392	112
Leasing	-	7	16	-
Consumer:
Credit cards	802	-	-	700
Personal	1,012	29	-	1
Auto	-	11	3	-
Other	49	-	-	-
Total	2,001	153	411	813

U.S. mainland
For the year ended December 31, 2015
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Mortgage	-	3	26	1
Consumer:
HELOCs	-	1	1	2
Personal	-	2	-	-
Total	-	6	27	3

Popular, Inc.
For the year ended December 31, 2015
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	9	12	-	-
Commercial real estate owner occupied	39	20	-	-
Commercial and industrial	32	18	-	-
Construction	1	1	-	-
Mortgage	57	56	418	113
Leasing	-	7	16	-
Consumer:
Credit cards	802	-	-	700
HELOCs	-	1	1	2
Personal	1,012	31	-	1
Auto	-	11	3	-
Other	49	-	-	-
Total	2,001	159	438	816

Puerto Rico
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	413	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,247	227	466	803

U.S. mainland
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Mortgage	-	-	18	-
Consumer:
HELOCs	5	-	-	-
Total	5	-	18	-

Popular, Inc.
For the year ended December 31, 2014
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	8	-	-
Commercial real estate owner occupied	25	12	-	-
Commercial and industrial	37	43	-	-
Construction	-	4	-	-
Mortgage	52	61	431	142
Leasing	-	15	48	-
Consumer:
Credit cards	1,070	-	-	653
HELOCs	5	-	-	-
Personal	955	71	-	6
Auto	-	13	5	-
Other	103	-	-	2
Total	2,252	227	484	803

The following tables present by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2015 and 2014.

Puerto Rico
For the year ended December 31, 2015
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$551	$551	$2
Commercial real estate non-owner occupied	21	69,442	69,595	14,339
Commercial real estate owner occupied	59	20,323	19,195	889
Commercial and industrial	50	22,818	23,757	(6,994)
Construction	2	308	298	(170)
Mortgage	614	50,789	66,715	5,304
Leasing	23	651	651	148
Consumer:
Credit cards	1,502	12,857	14,552	2,238
Personal	1,042	17,641	17,704	3,768
Auto	14	142	199	35
Other	49	121	132	20
Total	3,378	$195,643	$213,349	$19,579

U.S. mainland
For the year ended December 31, 2015
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Mortgage	30	$2,786	$3,812	$824
Consumer:
HELOCs	4	197	295	79
Personal	2	30	30	3
Total	36	$3,013	$4,137	$906

Popular, Inc.
For the years ended December 31, 2015
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$551	$551	$2
Commercial real estate non-owner occupied	21	69,442	69,595	14,339
Commercial real estate owner occupied	59	20,323	19,195	889
Commercial and industrial	50	22,818	23,757	(6,994)
Construction	2	308	298	(170)
Mortgage	644	53,575	70,527	6,128
Leasing	23	651	651	148
Consumer:
Credit cards	1,502	12,857	14,552	2,238
HELOCs	4	197	295	79
Personal	1,044	17,671	17,734	3,771
Auto	14	142	199	35
Other	49	121	132	20
Total	3,414	$198,656	$217,486	$20,485

Puerto Rico
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	668	98,771	98,031	4,292
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,743	$341,167	$340,790	$18,540

U.S. mainland
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Mortgage	18	$2,342	$2,603	$364
Consumer:
HELOCs	5	251	250	67
Total	23	$2,593	$2,853	$431

Popular, Inc.
For the year ended December 31, 2014
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	13	$17,565	$17,645	$(865)
Commercial real estate owner occupied	37	48,403	47,754	2,002
Commercial and industrial	80	130,818	129,561	6,728
Construction	4	11,358	11,485	(570)
Mortgage	686	101,113	100,634	4,656
Leasing	63	1,628	1,632	361
Consumer:
Credit cards	1,723	14,207	16,193	2,584
HELOCs	5	251	250	67
Personal	1,032	17,814	17,881	3,935
Auto	18	278	289	16
Other	105	325	319	57
Total	3,766	$343,760	$343,643	$18,971

During the years ended December 31, 2015 and 2014, eleven loans with an aggregate unpaid principal balance of $10.8 million and six loans of $10.1 million, respectively, were restructured into multiple notes (“Note A / B split”).  The Corporation recorded $747 thousand charge-offs as part of those loan restructurings during the twelve months ended December 31, 2015 (December 31, 2014 - $2.1 million).  The restructuring of those loans was made after analyzing the borrowers’ capacity to repay the debt, collateral and ability to perform under the modified terms. The recorded investment on those commercial TDRs amounted to approximately $2.7 million at December 31, 2015 (December 31, 2014 - $2.9 million) with a related allowance for loan losses amounting to approximately $330 thousand (December 31, 2014 - $166 thousand).

The following tables present by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment at December 31, 2015 is inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Puerto Rico
Defaulted during the year ended December 31, 2015
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$7,269
Commercial real estate owner occupied	1	291
Commercial and industrial	7	1,990
Construction	3	1,442
Mortgage	187	28,007
Consumer:
Credit cards	415	4,185
Personal	97	3,006
Auto	6	97
Other	2	1
Total [1]	721	$46,288
[1] Excludes loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2015
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Mortgage	2	$357
Total	2	$357

Popular, Inc.
Defaulted during the year ended December 31, 2015
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$7,269
Commercial real estate owner occupied	1	291
Commercial and industrial	7	1,990
Construction	3	1,442
Mortgage	189	28,364
Consumer:
Credit cards	415	4,185
Personal	97	3,006
Auto	6	97
Other	2	1
Total	723	$46,645

Puerto Rico
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$433
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	125	22,819
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total [1]	727	$31,838
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$907
Mortgage	1	110
Total	2	$1,017

Popular, Inc.
Defaulted during the year ended December 31, 2014
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	4	$1,340
Commercial real estate owner occupied	5	1,191
Commercial and industrial	5	609
Construction	1	952
Mortgage	126	22,929
Leasing	8	72
Consumer:
Credit cards	465	4,176
Personal	101	1,331
Auto	14	255
Total	729	$32,855

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation’s management the asset quality profile for the loan portfolio. The risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower. The Corporation’s consumer and mortgage loans are not subject to the risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation’s obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and strong capitalization.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower’s operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation’s credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews its loans classification to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal and annual review process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

The Corporation has a Loan Review Group that reports directly to the Corporation’s Risk Management Committee and administratively to the Chief Risk Officer, which performs annual comprehensive credit process reviews of all lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit’s credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, the Loan Review Group recommends corrective actions, if necessary, that help in maintaining a sound credit process. The Loan Review Group reports the results of the credit process reviews to the Risk Management Committee of the Corporation’s Board of Directors.

The following table presents the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation’s assignment of obligor risk ratings as defined at December 31, 2015 and 2014.

December 31, 2015
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$1,750	$1,280	$8,103	$-	$-	$11,133	$121,013	$132,146
Commercial real estate non-owner occupied	319,564	423,095	399,076	-	-	1,141,735	1,527,357	2,669,092
Commercial real estate owner occupied	316,079	162,395	436,442	1,915	-	916,831	992,413	1,909,244
Commercial and industrial	187,620	146,216	256,821	690	29	591,376	2,066,361	2,657,737
Total Commercial	825,013	732,986	1,100,442	2,605	29	2,661,075	4,707,144	7,368,219
Construction	7,269	5,522	19,806	-	-	32,597	68,351	100,948
Mortgage	4,810	2,794	238,002	-	-	245,606	5,881,885	6,127,491
Leasing	-	-	3,009	-	-	3,009	624,641	627,650
Consumer:
Credit cards	-	-	19,098	-	-	19,098	1,109,247	1,128,345
HELOCs	-	-	394	-	-	394	10,294	10,688
Personal	1,606	1,448	23,116	-	-	26,170	1,176,665	1,202,835
Auto	-	-	11,609	-	30	11,639	804,311	815,950
Other	-	-	18,656	-	575	19,231	169,253	188,484
Total Consumer	1,606	1,448	72,873	-	605	76,532	3,269,770	3,346,302
Total Puerto Rico	$838,698	$742,750	$1,434,132	$2,605	$634	$3,018,819	$14,551,791	$17,570,610
U.S. mainland
Commercial multi-family	$14,129	$7,189	$427	$-	$-	$21,745	$672,188	$693,933
Commercial real estate non-owner occupied	57,450	6,741	16,646	-	-	80,837	882,186	963,023
Commercial real estate owner occupied	11,978	1,074	2,967	-	-	16,019	186,325	202,344
Commercial and industrial	10,827	5,344	131,933	-	-	148,104	723,540	871,644
Total Commercial	94,384	20,348	151,973	-	-	266,705	2,464,239	2,730,944
Construction	15,091	16,948	18,856	-	-	50,895	529,263	580,158
Mortgage	-	-	13,537	-	-	13,537	895,053	908,590
Legacy	1,823	1,973	6,134	-	-	9,930	54,506	64,436
Consumer:
Credit cards	-	-	-	-	-	-	13,935	13,935
HELOCs	-	-	1,550	-	2,626	4,176	300,308	304,484
Personal	-	-	637	-	603	1,240	171,386	172,626
Auto	-	-	-	-	-	-	28	28
Other	-	-	-	-	5	5	299	304
Total Consumer	-	-	2,187	-	3,234	5,421	485,956	491,377
Total U.S. mainland	$111,298	$39,269	$192,687	$-	$3,234	$346,488	$4,429,017	$4,775,505
Popular, Inc.
Commercial multi-family	$15,879	$8,469	$8,530	$-	$-	$32,878	$793,201	$826,079
Commercial real estate non-owner occupied	377,014	429,836	415,722	-	-	1,222,572	2,409,543	3,632,115
Commercial real estate owner occupied	328,057	163,469	439,409	1,915	-	932,850	1,178,738	2,111,588
Commercial and industrial	198,447	151,560	388,754	690	29	739,480	2,789,901	3,529,381
Total Commercial	919,397	753,334	1,252,415	2,605	29	2,927,780	7,171,383	10,099,163
Construction	22,360	22,470	38,662	-	-	83,492	597,614	681,106
Mortgage	4,810	2,794	251,539	-	-	259,143	6,776,938	7,036,081
Legacy	1,823	1,973	6,134	-	-	9,930	54,506	64,436
Leasing	-	-	3,009	-	-	3,009	624,641	627,650
Consumer:
Credit cards	-	-	19,098	-	-	19,098	1,123,182	1,142,280
HELOCs	-	-	1,944	-	2,626	4,570	310,602	315,172
Personal	1,606	1,448	23,753	-	603	27,410	1,348,051	1,375,461
Auto	-	-	11,609	-	30	11,639	804,339	815,978
Other	-	-	18,656	-	580	19,236	169,552	188,788
Total Consumer	1,606	1,448	75,060	-	3,839	81,953	3,755,726	3,837,679
Total Popular, Inc.	$949,996	$782,019	$1,626,819	$2,605	$3,868	$3,365,307	$18,980,808	$22,346,115

The following table presents the weighted average obligor risk rating at December 31, 2015 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.13				6.04
Commercial real estate non-owner occupied			11.09				6.67
Commercial real estate owner occupied			11.23				7.08
Commercial and industrial			11.15				7.13
Total Commercial			11.16				6.95
Construction			11.18				7.56

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.00				7.15
Commercial real estate non-owner occupied			11.02				6.92
Commercial real estate owner occupied			11.07				7.23
Commercial and industrial			11.57				6.24
Total Commercial			11.50				6.81
Construction			11.00				7.79
Legacy			11.11				7.78

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.

December 31, 2014
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,306	$5,021	$3,186	$-	$-	$10,513	$69,564	$80,077
Commercial real estate non-owner occupied	171,771	144,104	169,900	-	-	485,775	1,527,804	2,013,579
Commercial real estate owner occupied	212,236	144,536	306,014	3,595	-	666,381	806,981	1,473,362
Commercial and industrial	421,332	367,834	272,880	849	255	1,063,150	1,744,635	2,807,785
Total Commercial	807,645	661,495	751,980	4,444	255	2,225,819	4,148,984	6,374,803
Construction	4,612	6,204	16,908	-	-	27,724	131,660	159,384
Mortgage	-	-	218,680	-	-	218,680	5,231,821	5,450,501
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,119,094	1,140,164
HELOCs	-	-	8,186	-	7	8,193	5,207	13,400
Personal	-	-	8,380	-	77	8,457	1,254,076	1,262,533
Auto	-	-	11,348	-	40	11,388	755,908	767,296
Other	-	-	2,130	-	1,735	3,865	201,779	205,644
Total Consumer	-	-	51,114	-	1,859	52,973	3,336,064	3,389,037
Total Puerto Rico	$812,257	$667,699	$1,041,784	$4,444	$2,114	$2,528,298	$13,409,816	$15,938,114
U.S. mainland
Commercial multi-family	$11,283	$6,818	$13,653	$-	$-	$31,754	$375,449	$407,203
Commercial real estate non-owner occupied	17,424	8,745	13,446	-	-	39,615	472,952	512,567
Commercial real estate owner occupied	24,284	4,707	4,672	-	-	33,663	160,242	193,905
Commercial and industrial	5,357	2,548	7,988	-	-	15,893	629,896	645,789
Total Commercial	58,348	22,818	39,759	-	-	120,925	1,638,539	1,759,464
Construction	-	-	-	-	-	-	92,436	92,436
Mortgage	-	-	23,100	-	-	23,100	1,029,285	1,052,385
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Consumer:
Credit cards	-	-	-	-	-	-	15,065	15,065
HELOCs	-	-	2,457	-	1,632	4,089	348,673	352,762
Personal	-	-	571	-	835	1,406	111,513	112,919
Auto	-	-	-	-	-	-	73	73
Other	-	-	7	-	-	7	408	415
Total Consumer	-	-	3,035	-	2,467	5,502	475,732	481,234
Total U.S. mainland	$66,250	$25,309	$75,098	$-	$2,467	$169,124	$3,297,213	$3,466,337
Popular, Inc.
Commercial multi-family	$13,589	$11,839	$16,839	$-	$-	$42,267	$445,013	$487,280
Commercial real estate non-owner occupied	189,195	152,849	183,346	-	-	525,390	2,000,756	2,526,146
Commercial real estate owner occupied	236,520	149,243	310,686	3,595	-	700,044	967,223	1,667,267
Commercial and industrial	426,689	370,382	280,868	849	255	1,079,043	2,374,531	3,453,574
Total Commercial	865,993	684,313	791,739	4,444	255	2,346,744	5,787,523	8,134,267
Construction	4,612	6,204	16,908	-	-	27,724	224,096	251,820
Mortgage	-	-	241,780	-	-	241,780	6,261,106	6,502,886
Legacy	7,902	2,491	9,204	-	-	19,597	61,221	80,818
Leasing	-	-	3,102	-	-	3,102	561,287	564,389
Consumer:
Credit cards	-	-	21,070	-	-	21,070	1,134,159	1,155,229
HELOCs	-	-	10,643	-	1,639	12,282	353,880	366,162
Personal	-	-	8,951	-	912	9,863	1,365,589	1,375,452
Auto	-	-	11,348	-	40	11,388	755,981	767,369
Other	-	-	2,137	-	1,735	3,872	202,187	206,059
Total Consumer	-	-	54,149	-	4,326	58,475	3,811,796	3,870,271
Total Popular, Inc.	$878,507	$693,008	$1,116,882	$4,444	$4,581	$2,697,422	$16,707,029	$19,404,451

The following table presents the weighted average obligor risk rating at December 31, 2014 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.69				5.63
Commercial real estate non-owner occupied			11.20				6.83
Commercial real estate owner occupied			11.28				6.96
Commercial and industrial			11.48				6.89
Total Commercial			11.33				6.87
Construction			11.82				7.43

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.00				7.24
Commercial real estate non-owner occupied			11.00				6.83
Commercial real estate owner occupied			11.17				7.04
Commercial and industrial			11.09				6.29
Total Commercial			11.04				6.74
Construction			-				7.76
Legacy			11.11				7.70

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.